Core Bond Fund Investment Objectives and Goals - Core Bond Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Core Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.